Capital Structure - Summary of Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Previous ordinary shares in issue at the beginning of the year	59,743,156	59,474,085
Ordinary shares issued to employees under the 2013 share incentive plan and/or 2008 share purchase plan	144,269	229,318.335397318
Ordinary shares issued to non-employee directors	6,993	39,752.6646026832
Ordinary shares canceled	(59,894,418)	0
Previous ordinary shares in issue at the end of the year	0	59,743,156
New ordinary shares issued of $0.01 per share	60,395,839